International Equity Index Trust Investment Strategy - International Equity Index Trust	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the MSCI All Country World Excluding U.S. Index (the “Index”), or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) As of February 28, 2026, the market capitalization range of the Index was $1,746 million to $1,658 billion. The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to track the risk and return profile of market indices. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index, typically will be unable to match the performance of the index exactly due to such fees and expenses. The fund uses “sampling” methodology in seeking to track the total return performance of the Index. This means that the fund does not intend and is not required to purchase all of the securities in the Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadvisor generally expects the fund to hold less than the total number of securities in the Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund’s assets are normally fully invested. The subadvisor invests in stock index futures to maintain market exposure and manage cash flow. Although the subadvisor may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments. The fund may purchase other types of securities that are not primary investment vehicles, for example, European Depositary Receipts (EDRs), certain exchange-traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). In addition, the fund may invest in securities that are not included in the Index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the advisor or subadvisor).